CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Share Capital	Share issuance costs	Tax incentives	Stock options granted	Share issuance costs	Other	Treasury shares	Tax incentives	Legal Reserve	Reserve for capital increase	Special statutory reserve	Dividends proposed	Other reserves.	Retained earnings (losses)	Total	Non-controlling interest	Total
Balances, beginning of the year at Dec. 31, 2018	R$ 6,241,753	R$ 0	R$ 684,563	R$ 5,100	R$ (15,442)	R$ 0	R$ (218,265)	R$ 0	R$ 422,814	R$ 1,730,629	R$ 242,612	R$ 596,534	R$ 2,321,708	R$ 0	R$ 12,012,006	R$ 13,928	R$ 12,025,934
Total comprehensive income
Net income (loss) for the year														(2,817,518)	(2,817,518)	2,776	(2,814,742)
Other comprehensive income for the year													(47,449)		(47,449)		(47,449)
Transactions with shareholders:
Loss absorption								(684,563)	(105,670)	(1,730,629)	(242,612)			2,763,474
Share capital increase	3,027,528														3,027,528		3,027,528
Share issuance costs		(33,735)			15,442										(18,293)		(18,293)
Stock options granted				879											879		879
Non-controlling interest arising from business combination																98,635	98,635
Unclaimed dividends forfeited														1,126	1,126		1,126
Dividends paid												(596,534)			(596,534)		(596,534)
Internal changes in equity:
Transfers of tax incentives			(684,563)					684,563
Realization of deemed cost, net of taxes													(52,918)	52,918
Issue of common shares related to business combination						6,410,885									6,410,885		6,410,885
Balances, end of the year at Dec. 31, 2019	9,269,281	(33,735)	0	5,979	0	6,410,885	(218,265)	0	317,144	0	0	0	2,221,341	0	17,972,630	115,339	18,087,969
Total comprehensive income
Net income (loss) for the year														(10,724,828)	(10,724,828)	9,893	(10,714,935)
Other comprehensive income for the year													(20,743)		(20,743)		(20,743)
Transactions with shareholders:
Loss absorption						(6,410,885)			(317,144)					6,728,029
Stock options granted				4,633											4,633		4,633
Realization of fair value attributable to non-controlling interest																(19,676)	(19,676)
Unclaimed dividends forfeited														130	130		130
Internal changes in equity:
Realization of deemed cost, net of taxes													(70,654)	70,654
Balances, end of the year at Dec. 31, 2020	9,269,281	(33,735)	0	10,612	0	0	(218,265)	0	0	0	0	0	2,129,944	(3,926,015)	7,231,822	105,556	7,337,378
Total comprehensive income
Net income (loss) for the year														8,626,386	8,626,386	9,146	8,635,532
Other comprehensive income for the year													125,478		125,478		125,478
Transactions with shareholders:
Stock options granted				4,843											4,843		4,843
Unclaimed dividends forfeited											49				49		49
Fair value attributable to non-controlling interests																(15,039)	(15,039)
Internal changes in equity:
Constitution of reserves								812,909	235,019	2,513,663	279,295			(3,840,886)
Proposed minimum mandatory dividends														(913,111)	(913,111)		(913,111)
Additional proposed dividend												86,889		(86,889)			86,889
Realization of deemed cost, net of taxes													(140,515)	140,515			140,515
Balances, end of the year at Dec. 31, 2021	R$ 9,269,281	R$ (33,735)	R$ 0	R$ 15,455	R$ 0	R$ 0	R$ (218,265)	R$ 812,909	R$ 235,019	R$ 2,513,663	R$ 279,344	R$ 86,889	R$ 2,114,907	R$ 0	R$ 15,075,467	R$ 99,663	R$ 15,175,130